Share Capital - Summary of Warrant Derivative Liabilities (Details) - 12 months ended Jun. 30, 2021 $ in Thousands, $ in Thousands	CAD ($)	USD ($)
Disclosure of classes of share capital [line items]
Balance, June 30, 2020	$ 0	$ 0
Additions	74,029	57,224
Exercise	(3,523)	(2,794)
Unrealized loss (gain) on derivative liability	18,354	17,254
Balance, June 30, 2021	88,860	71,684
November Offering, Warrant
Disclosure of classes of share capital [line items]
Balance, June 30, 2020	0	0
Additions	39,213	29,900
Exercise	(3,523)	(2,794)
Unrealized loss (gain) on derivative liability	23,472	20,620
Balance, June 30, 2021	59,162	47,726
January Offering, Warrant
Disclosure of classes of share capital [line items]
Balance, June 30, 2020	0	0
Additions	34,816	27,324
Exercise	0	0
Unrealized loss (gain) on derivative liability	(5,118)	(3,366)
Balance, June 30, 2021	$ 29,698	$ 23,958